UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    February 14 , 2013


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $281,534 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     8976    96673 SH       Sole                                      96673
Abbott Labs                    COM              002824100     1021    15586 SH       Sole                                      15586
Aggreko PLC                    COM              G0116S169     6685   236505 SH       Sole                                     236505
Apple Computer                 COM              037833100     4041     7594 SH       Sole                                       7594
Auto Data Processing           COM              053015103    10358   181948 SH       Sole                                     181948
Canon Inc. ADR                 COM              138006309     8159   208086 SH       Sole                                     208086
Chevron Corp                   COM              166764100     2261    20908 SH       Sole                                      20908
Coca-Cola Co                   COM              191216100    10808   298162 SH       Sole                                     298162
ConocoPhillips                 COM              20825C104      348     6005 SH       Sole                                       6005
Donaldson Inc                  COM              257651109    15197   462744 SH       Sole                                     462744
Dorchester Minerals LP Com Uni COM              25820R105     1078    53023 SH       Sole                                      53023
Dover Corp                     COM              260003108    11159   169829 SH       Sole                                     169829
Echelon                        COM              27874n105      164    67000 SH       Sole                                      67000
Ecolab Inc                     COM              278865100    11548   160616 SH       Sole                                     160616
Emerson Electric Co            COM              291011104    10090   190529 SH       Sole                                     190529
Exxon Mobil Corp     Com       COM              30231g102     3608    41684 SH       Sole                                      41684
FedEx Corp                     COM              31428x106     8780    95727 SH       Sole                                      95727
Illinois Tool Works            COM              452308109    11153   183413 SH       Sole                                     183413
Intel Corp                     COM              458140100     6577   318946 SH       Sole                                     318946
International Business Machine COM              459200101      486     2539 SH       Sole                                       2539
Johnson & Johnson              COM              478160104    10424   148705 SH       Sole                                     148705
Luminex Corp Com               COM              55027E102      778    46338 SH       Sole                                      46338
Microsoft Corp                 COM              594918104     7824   292923 SH       Sole                                     292923
Molex Inc.                     COM              608554101     9989   365499 SH       Sole                                     365499
National Instr Corp            COM              636518102     7633   295730 SH       Sole                                     295730
Nordson Corp                   COM              655663102    16657   263899 SH       Sole                                     263899
Novartis AG                    COM              66987V109     9662   152636 SH       Sole                                     152636
Paccar                         COM              693718108     8440   186675 SH       Sole                                     186675
PepsiCo Inc                    COM              713448108     8909   130193 SH       Sole                                     130193
Procter & Gamble               COM              742718109    11689   172180 SH       Sole                                     172180
Sabine Royalty Trust UBI       COM              785688102      641    16122 SH       Sole                                      16122
San Juan Basin Royalty Trust   COM              798241105     8267   616452 SH       Sole                                     616452
Schlumberger Ltd               COM              806857108     9640   139107 SH       Sole                                     139107
Sigma Aldrich                  COM              826552101    12620   171517 SH       Sole                                     171517
Telefonica de Espana           COM              879382208      550    40779 SH       Sole                                      40779
United Parcel Svc Cl B         COM              911312106     8840   119895 SH       Sole                                     119895
W.W. Grainger                  COM              384802104    16471    81388 SH       Sole                                      81388
REPORT SUMMARY		       37 DATA RECORDS		     281534         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

